FAIR VALUE MEASUREMENTS - Fair Value Measurements On A Recurring Basis (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity securities
Listed equity securities	¥ 635,017
Wealth management products and trust plans	149,844	¥ 863,766
Fund investments measured at NAV	157,476	185,279
Total	942,337	1,049,045
Liabilities
Payable to other investors of consolidated funds measured at NAV	12,745
Total	12,745
Level 1
Equity securities
Listed equity securities	635,017
Total	635,017
Level 2
Equity securities
Wealth management products and trust plans	149,844	863,766
Total	¥ 149,844	¥ 863,766